Accumulated Benefit Obligation for All Defined Benefit Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	¥ 720,034	¥ 631,887
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	¥ 343,023	¥ 464,195